Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.92%
Communication services: 9.45%
Entertainment: 1.08%
Netflix, Inc.†#	579	$41,341
Interactive media & services: 8.37%
Alphabet, Inc. Class C#	638	225,424
Meta Platforms, Inc. Class A#	169	95,196
		320,620
Consumer discretionary: 9.90%
Broadline retail: 4.65%
Amazon.com, Inc.†#	747	178,040
Hotels, restaurants & leisure: 3.20%
Hilton Worldwide Holdings, Inc.#	137	45,273
McDonald’s Corp.#	157	42,439
Starbucks Corp.#	342	34,949
		122,661
Household durables: 0.97%
Garmin Ltd.#	157	37,294
Specialty retail: 1.08%
Home Depot, Inc.#	117	41,263
Consumer staples: 2.15%
Consumer staples distribution & retail: 0.96%
Walmart, Inc.#	326	36,923
Food products: 1.19%
Mondelez International, Inc. Class A#	790	45,693
Energy: 4.04%
Oil, gas & consumable fuels: 4.04%
Suncor Energy, Inc.#	1,579	84,761
TotalEnergies SE#	901	70,062
		154,823
Financials: 13.69%
Banks: 6.35%
Citigroup, Inc.#	681	95,313
JPMorgan Chase & Co.#	331	108,346
PNC Financial Services Group, Inc.#	162	39,888
		243,547
Capital markets: 2.75%
BlackRock, Inc.#	50	48,078
Blackstone, Inc.#	488	57,423
		105,501
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series EPI | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financial services: 2.08%
Visa, Inc. Class A#	232	$79,597
Insurance: 2.51%
Manulife Financial Corp.#	1,405	56,917
Marsh & McLennan Cos., Inc.#	235	39,167
		96,084
Health care: 6.50%
Biotechnology: 1.71%
AbbVie, Inc.#	260	65,426
Health care equipment & supplies: 0.61%
Smith & Nephew PLC ADR#	804	23,163
Life sciences tools & services: 1.24%
Thermo Fisher Scientific, Inc.#	95	47,629
Pharmaceuticals: 2.94%
Eli Lilly & Co.#	94	112,747
Industrials: 12.07%
Aerospace & defense: 3.53%
Boeing Co.†#	338	73,167
RTX Corp.#	328	62,231
		135,398
Building products: 0.50%
Trane Technologies PLC#	39	19,155
Commercial services & supplies: 1.47%
Waste Management, Inc.#	253	56,389
Electrical equipment: 1.58%
Eaton Corp. PLC#	142	60,509
Ground transportation: 2.44%
Uber Technologies, Inc.†#	644	46,471
Union Pacific Corp.#	172	46,784
		93,255
Machinery: 1.32%
Xylem, Inc.#	428	50,594
Passenger airlines: 1.23%
Southwest Airlines Co.#	918	47,204
Information technology: 36.34%
Communications equipment: 1.41%
Motorola Solutions, Inc.#	130	53,988
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series EPI

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.60%
Keysight Technologies, Inc.†#	175	$61,262
TE Connectivity PLC#	190	38,306
		99,568
Semiconductors & semiconductor equipment: 16.47%
Advanced Micro Devices, Inc.†#	215	124,896
Analog Devices, Inc.#	126	50,043
ASML Holding NV#	31	61,673
Broadcom, Inc.#	474	179,053
Lam Research Corp.#	206	89,266
NVIDIA Corp.#	630	126,057
		630,988
Software: 7.84%
Microsoft Corp.#	606	226,050
Salesforce, Inc.#	272	42,612
ServiceNow, Inc.†#	322	31,968
		300,630
Technology hardware, storage & peripherals: 8.02%
Apple, Inc.#	1,062	307,300
Materials: 0.78%
Chemicals: 0.78%
Ecolab, Inc.#	107	29,811
Total common stocks (Cost $2,468,713)		3,637,141

		Yield
Short-term investments: 5.29%
Investment companies: 5.29%
Allspring Government Money Market Fund Select Class♠∞		3.57%	202,811	202,811
Total short-term investments (Cost $202,811)				202,811
Total investments in securities (Cost $2,671,524)	100.21%			3,839,952
Other assets and liabilities, net	(0.21)			(8,222)
Total net assets	100.00%			$3,831,730

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series EPI | 3

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$126,823	$291,911	$(215,923)	$0	$0	$202,811	202,811	$653
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-mini S&P 500 Index	Morgan Stanley Co.	(16)	$(1,296,000)	$810.00	7-2-2026	$0
E-mini S&P 500 Index	Morgan Stanley Co.	(3)	(229,200)	764.00	7-2-2026	(18)
E-mini S&P 500 Index	Morgan Stanley Co.	(7)	(540,400)	772.00	7-10-2026	(95)
E-mini S&P 500 Index	Morgan Stanley Co.	(11)	(902,000)	820.00	7-10-2026	(2)
E-mini S&P 500 Index	Morgan Stanley Co.	(9)	(747,000)	830.00	7-17-2026	(12)
E-mini S&P 500 Index	Morgan Stanley Co.	(9)	(701,100)	779.00	7-17-2026	(279)
E-mini S&P 500 Index	Morgan Stanley Co.	(3)	(241,500)	805.00	7-24-2026	(20)
E-mini S&P 500 Index	Morgan Stanley Co.	(13)	(999,700)	769.00	7-24-2026	(3,191)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(6)	(441,600)	736.00	7-2-2026	(3,192)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(3)	(229,200)	764.00	7-10-2026	(378)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(2)	(157,000)	785.00	7-17-2026	(158)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(76,200)	762.00	7-24-2026	(679)
iShares Russell 2000 ETF	Morgan Stanley Co.	(8)	(247,200)	309.00	7-10-2026	(420)
iShares Russell 2000 ETF	Morgan Stanley Co.	(10)	(308,000)	308.00	7-17-2026	(1,800)
iShares Russell 2000 ETF	Morgan Stanley Co.	(9)	(279,900)	311.00	7-24-2026	(1,642)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(277,500)	555.00	7-2-2026	0
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(4)	(214,000)	535.00	7-10-2026	(152)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(267,500)	535.00	7-17-2026	(620)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(6)	(324,000)	540.00	7-24-2026	(687)
						$(13,345)
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series EPI

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Allspring Managed Account CoreBuilder® Shares - Series EPI | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$361,961	$0	$0	$361,961
Consumer discretionary	379,258	0	0	379,258
Consumer staples	82,616	0	0	82,616
Energy	154,823	0	0	154,823
Financials	524,729	0	0	524,729
Health care	248,965	0	0	248,965
Industrials	462,504	0	0	462,504
Information technology	1,392,474	0	0	1,392,474
Materials	29,811	0	0	29,811
Short-term investments
Investment companies	202,811	0	0	202,811
Total assets	$3,839,952	$0	$0	$3,839,952
Liabilities
Written options	$13,313	$32	$0	$13,345
Total liabilities	$13,313	$32	$0	$13,345
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder® Shares - Series EPI